Discontinued operations	12 Months Ended
Dec. 31, 2023
Discontinued operations
Discontinued operations
34	Discontinued operations

According to the guidance provided by IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, the assets and liabilities associated with those subsidiaries whose operations were discontinued have been presented as held for sale in the consolidated financial statements. The results, major classes of assets and liabilities, and net cash flows of these subsidiaries are presented below.

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Urbvan	Total
Results for the year 2023
Revenue	—	—	—	—	—	—	—	—	—	13,354,491	13,354,491
Expenses	—	—	—	(7,075)	(77,978)	(84,834)	(2,113)	—	—	(14,296,965)	(14,468,965)
Operating loss	—	—	—	(7,075)	(77,978)	(84,834)	(2,113)	—	—	(942,474)	(1,114,474)
Finance income/(costs)	—	—	—	—	152	—	—	—	—	(25,195)	(25,043)
Other income	—	—	—	1,324	—	—	—	—	—	79,518	80,842
Loss from discontinued operations	—	—	—	(5,751)	(77,826)	(84,834)	(2,113)	—	—	(888,151)	(1,058,675)
Assets
Cash and cash equivalents	—	—	—	598	663	—	—	—	—	—	1,261
Assets classified as held for sale	—	—	—	598	663	—	—	—	—	—	1,261
Liabilities
Interest-bearing loans	—	—	—	—	—	—	—	—	1,297,372	—	1,297,372
Accounts payable, accruals and other payables	—	—	—	40,364	393,399	460,567	12,345	1,014,876	1,113,065	—	3,034,616
Liabilities directly associated with assets classified as held for sale	—	—	—	40,364	393,399	460,567	12,345	1,014,876	2,410,437	—	4,331,988
Net assets directly associated with assets classified as held for sale	—	—	—	(39,766)	(392,736)	(460,567)	(12,345)	(1,014,876)	(2,410,437)	—	(4,330,727)

Amounts accumulated in OCI	(103,808)	51,126	(1,591,067)	(96,895)	187,121	—	5,912	420,034	635,103	—	(492,474)
Exchange differences on translation of foreign operations	—	7,454	(9,914)	(87,902)	72,539	13,268	459	1,033,008	(75,910)	—	953,002
Transfer from foreign currency translation reserve	—	—	—	—	—	—	—	—	—	866,512	866,512
Disposal of subsidiaries	103,808	(58,580)	1,600,981	—	—	—	—	—	—	(866,512)	779,697
Reserve of disposal group classified as held for sale	—	—	—	(184,797)	259,660	13,268	6,371	1,453,042	559,193	—	2,106,737

34	Discontinued operations (continued)

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information
	Volt Lines	(Private)	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Swvl Germany
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Urbvan	Total

Operating	—	—	—	(5,751)	(77,826)	(84,834)	(2,113)	—	—	(888,151)	(1,058,675)
Investing	—	—	—	—	—	—	—	—	—	—	—
Financing	—	—	—	—	—	—	—	—	—	—	—
Net cash outflow	—	—	—	(5,751)	(77,826)	(84,834)	(2,113)	—	—	(888,151)	(1,058,675)
Earnings per share
Basic, loss for the year from discontinued operations											(0.16)
Diluted, loss for the year from discontinued operations											(0.10)

							Swvl MY
			Shotl		Swvl	Smart Way	For Information
	Volt Lines	Swvl Pakistan	Transportation,	Swvl NBO	Technologies	Transportation	Technology		Swvl Germany
	B.V.	(Private) Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Urbvan	Total
Results for the year 2022
Revenue	4,548,557	15,243,597	526,001	—	3,464,525	3,881,490	1,635	7,346,255	752,801	7,390,342	43,155,203
Expenses	(5,495,428)	(24,027,477)	(2,363,934)	(10,064)	(6,527,783)	(5,739,771)	(24,231)	(11,185,077)	(2,761,876)	(9,534,271)	(67,669,912)
Operating loss	(946,871)	(8,783,880)	(1,837,933)	(10,064)	(3,063,258)	(1,858,281)	(22,596)	(3,838,822)	(2,009,075)	(2,143,929)	(24,514,709)

Finance income/(costs)	(64,355)	(6,087)	(29,402)	1,441	(35,038)	(2,617)	—	(19,488)	(447,499)	(66,154)	(669,199)
Other income/ (loss)	—	—	401,428	—	—	—	—	(48,259)	—	—	353,169
Loss from discontinued operations	(1,011,226)	(8,789,967)	(1,465,907)	(8,623)	(3,098,296)	(1,860,898)	(22,596)	(3,906,569)	(2,456,574)	(2,210,083)	(24,830,739)

34	Discontinued operations (continued)

		Swvl					Swvl MY For
		Pakistan	Shotl		Swvl	Smart Way	Information
	Volt Line	(Private)	Transportation	Swvl NBO	Technologies	Transportation	Technology		Swvl Germany
	B.V.	Ltd.	S.L.	Limited	Ltd.	LLC	SDN BHD	Viapool Inc.	GmbH	Total
Assets
Property and equipment	115,310	—	—	—	—	—	—	—	—	115,310
Intangible assets	2,024,065	—	—	—	—	—	—	—	—	2,024,065
Right-of-use assets	576,299	—	—	—	—	—	—	—	—	576,299
Trade and other receivables	690,241	516,017	—	—	133,890	—	—	—	—	1,340,148
Prepaid expenses and other current assets	65,347	—	—	—	—	—	—	—	—	65,347
Cash and cash equivalents	886,450	124,763	—	24,638	35,031	84,862	2,185	—	—	1,157,929
Assets classified as held for sale	4,357,712	640,780	—	24,638	168,921	84,862	2,185	—	—	5,279,098
Liabilities
Interest-bearing loans	407,615	—	318,765	—	—	—	—	—	1,256,513	1,982,893
Lease liability	628,845	—	—	—	—	—	—	—	—	628,845
Accounts payable, accruals and other payables	816,547	569,646	183,969	51,489	501,822	460,595	12,876	2,094,972	1,078,013	5,769,929
Loans from a related party	—	—	458,241	—	—	—	—	—	—	458,241
Liabilities directly associated with assets classified as held for sale	1,853,007	569,646	960,975	51,489	501,822	460,595	12,876	2,094,972	2,334,526	8,839,908
Net assets directly associated with assets classified as held for sale	2,504,705	71,134	(960,975)	(26,851)	(332,901)	(375,733)	(10,691)	(2,094,972)	(2,334,526)	(3,560,810)

Amounts included in accumulated OCI	—	272,146	(565)	146,839	132,024	—	151	—	—	550,595
Exchange differences on translation of foreign operations	(103,808)	(221,020)	(1,590,502)	(243,734)	55,097	—	5,761	420,034	635,103	(1,043,069)
Reserve of disposal group classified as held for sale	(103,808)	51,126	(1,591,067)	(96,895)	187,121	—	5,912	420,034	635,103	(492,474)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Viapool Inc.	Swvl Germany GmbH	Urbvan	Total
Operating	60,959	53,629	183,969	51,489	367,932	460,595	12,876	2,094,972	1,078,013	(2,210,083)	2,154,351
Investing	(62,764)	—	—	—	—	—	—	—	—	—	(62,764)
Financing	407,615	—	777,006	—	—	—	—	—	1,256,513	—	2,441,134
Net cash inflow/outflow	405,810	53,629	960,975	51,489	367,932	460,595	12,876	2,094,972	2,334,526	(2,210,083)	4,532,721
Earnings per share	—
Basic, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	—	(0.15)
Diluted, loss for the year from discontinued operations	—	—	—	—	—	—	—	—	—	—	(0.15)

34Discontinued operations (continued)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Total
Results for the year 2021
Revenue	—	10,391,287	148,535	—	1,873,051	367,073	1,362	12,781,308
Expenses	—	(18,041,905)	(361,176)	(79,336)	(5,890,665)	(791,103)	(24,477)	(25,188,662)
Operating loss	—	(7,650,618)	(212,641)	(79,336)	(4,017,614)	(424,030)	(23,115)	(12,407,354)

Finance income/(costs)	—	(14,695)	49,829	3,245	(30,863)	—	—	7,516
Loss from discontinued operations	—	(7,665,313)	(162,812)	(76,091)	(4,048,477)	(424,030)	(23,115)	(12,399,838)

	Volt Lines B.V.	Swvl Pakistan (Private) Ltd.	Shotl Transportation, S.L.	Swvl NBO Limited	Swvl Technologies Ltd.	Smart Way Transportation LLC	Swvl MY For Information Technology SDN BHD	Total

Operating	—	758,461	(22,637)	(238,797)	(212,449)	(146,976)	(1,356)	136,246
Investing	—	(7,523)	(998,920)	—	(316,771)	—	—	(1,323,214)
Financing	—	—	876,749	—	—	—	—	876,749
Net cash inflow/(outflow)	—	750,938	(144,808)	(238,797)	(529,220)	(146,976)	(1,356)	(310,219)
Earnings per share
Basic, loss for the year from discontinued operations								(0.14)
Diluted, loss for the year from discontinued operations								(0.14)

34.1	Subsidiaries disposed during the year

During the year 2023, the group entered into multiple sales agreements to dispose the subsidiaries SWVL Pakistan, Voltline, Shotl and Urbvan which carried out group operations in Pakistan, Turkey, Spain and Mexico respectively. The disposal was effected in order to generate cashflows for the continuity and expansion of the Group’s other businesses and focus on profitable group entities, the details of each sale was as below.

34.1.1 SWVL Pakistan (private) Ltd.

The disposal was completed on April 15th 2023, on which date full control of Pakistan Private ltd. was passed to the acquirer. During 2023 there was no movement included in the discontinued operations as the entity was dormant.

A loss of $1,662,132 arose on the disposal of SWVL Pakistan (private) LTD, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

34.1.2 Voltline BV.

The disposal was completed on January 6th 2023, on which date full control of Voltline BV. was passed to the acquirer. During 2023 there was no movement included in the discontinued operations as the entity was dormant.

A gain of $2,391,487 arose on the disposal of Voltline BV, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

34Discontinued operations (continued)

34.1.3 Shotl

The disposal was completed on February 22nd 2023, on which date full control of Shotl was passed to the acquirer. During 2023 there was no movement included in the discontinued operations as the entity was dormant.

A gain of $242,257 arose on the disposal of Voltline BV, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

34.1.4 Urbvan

The disposal was completed on September 7th 2023, on which date full control of Urbvan group was passed to the acquirer. The results of Urbvan which was included in the discontinued operations for the year are disclosed in the table above.

A loss of $9,256,862 arose on the disposal of Urbvan, being the difference between the proceeds of the disposal and the carrying amount of the subsidiary’s net assets and attributable goodwill.

34.1.5 Summary of (gain)/loss on disposal groups

	Pakistan Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Sale consideration	(20,000)	(5,000,000)	(377,829)	(9,335,867)	(14,733,696)
Foreign currency reserve	1,600,981	103,808	(58,580)	(866,512)	779,697
Non-controlling interest	—	—	1,152,077	—	1,152,077
Assets	103,834	4,357,712	—	22,300,011	26,761,557
Liabilities	(22,683)	(1,853,007)	(957,925)	(1,952,619)	(4,786,234)
Loss for the year	—	—	—	(888,151)	(888,151)
(Gain)/loss on disposal	1,662,132	(2,391,487)	(242,257)	9,256,862	8,285,250

The major classes of assets and liabilities are detailed as follows:

	Pakistan
	Private Ltd.	Voltline BV.	Shotl	Urbvan	Total
Property and equipment	—	115,310	—	180,094	295,404
Intangible assets	—	2,024,065	—	10,534,278	12,558,343
Right-of-use assets	—	576,299	—	131,516	707,815
Deferred tax assets	—	—	—	4,241,746	4,241,746
Trade and other receivables	—	690,241	—	6,695,629	7,385,870
Prepaid expenses and other current assets	—	65,347	—	160,523	225,870
Cash and cash equivalents	103,834	886,450	—	356,225	1,346,509
Total assets	103,834	4,357,712	—	22,300,011	26,761,557

Interest-bearing loans	—	407,615	316,293	—	723,908
Provision for employees’ end of service benefits	—	—	—	267,751	267,751
Lease liability	—	628,845	—	330,563	959,408
Accounts payable, accruals and other payables	22,683	816,547	186,945	1,354,305	2,380,480
Loans from a related party	—	—	454,687	—	454,687
Total liabilities	22,683	1,853,007	957,925	1,952,619	4,786,234

34	Discontinued operations (continued)
34.2	Subsidiaries under liquidation
34.2.1	Swvl NBO Limited

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl NBO Limited or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.2	Swvl Technologies Ltd.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl Technologies Ltd. or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.3	Smart Way Transportation LLC

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Smart Way Transportation LLC or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34	Discontinued operations (continued)
34.2.4	Swvl MY For Information Technology SDN BHD

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Swvl MY For Information Technology SDN BHD or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.5	Viapool Inc.

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Viapool Inc. or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.

34.2.6	Swvl Germany GmbH

As per the second stage of the portfolio optimization plan, there are no intentions to further develop operations for Door2Door GmbH or sell the subsidiary. Further, since the date of the second stage of the portfolio optimization plan, discussions have been underway to commence the liquidation and winding up process of the subsidiary. The liquidation process is expected to be completed within 12 months of the reporting date.